CASH AND RESTRICTED CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 7,608,149	$ 3,017,704	$ 5,304,097
Restricted cash equivalents	34,500	34,500	34,500
Total	$ 7,642,649	$ 3,052,204	$ 5,338,597